Schedule II Condensed Financial Information of Registrant - Dividends and Return of Capital - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Cash payments to parent company	$ 0	$ 0	$ 350
Cash and non-cash capital contributions	34	1,214	232
Athene IP Holdings Ltd.
Condensed Financial Statements, Captions [Line Items]
Cash and non-cash capital contributions	8	0	0
AGER Bermuda Holding Ltd.
Condensed Financial Statements, Captions [Line Items]
Cash and non-cash capital contributions	8	74	0
ALRe
Condensed Financial Statements, Captions [Line Items]
Cash payments to parent company	0	0	350
Cash and non-cash capital contributions	0	1,140	0
Athene USA
Condensed Financial Statements, Captions [Line Items]
Cash payments to parent company	0	0	0
Cash and non-cash capital contributions	$ 18	$ 0	$ 232